Expected Credit Losses Allowance (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CLP ($)
Top of range [member]
Expected Credit Losses Allowance (Details) [Line Items]
Expected credit loss related to macroeconomically scenarios	$ 59,000